Related Party Transactions - Schedule of Related Parties (Details)		12 Months Ended
		Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2025 USD ($)
Shanghai GBG [Member]
Related Party Transaction [Line Items]
Transactions with related parties		¥ 572,381	¥ 1,987,274	¥ 11,257,057
Due from related party, gross	[1]	18,152,832	16,566,524
Less: Allowance against advances to Shanghai GBG		(9,076,416)
Due from related parties		9,076,416	16,566,524
Shanghai Xinhui [Member]
Related Party Transaction [Line Items]
Due to related parties	[2]	2,828,820	6,003,659
Botao Ma [Member]
Related Party Transaction [Line Items]
Due to related parties	[3]	299,224	162,408
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties		9,076,416	16,566,524		$ 1,267,019
Due to related parties		¥ 3,128,044	¥ 6,166,067		$ 436,658

[1]	As of June 30, 2024 and 2025, the balances due from Shanghai GBG represented advances to the related party, which the related party would settle the outstanding balances by providing MGU services to the Company. For the year ended June 30, 2025, the Company evaluated the collectability of the amounts due from Shanghai GBG based on a comprehensive assessment of credit risk, expected future services to be provided, and Shanghai GBG’s operational and financial condition. Based on such assessment, the Company determined that a portion of the advances may not be recoverable and recorded an allowance for credit losses of RMB 9.0 million against the amounts due from Shanghai GBG.
[2]

As of June 30, 2024, amounts due to Shanghai Xinhui represented advances made by the related party on behalf of the Company to settle the subscription fees obligations owed to an investor (Note 10).

As of June 30, 2025, the balance due to Shanghai Xinhui consisted of (i) borrowing of RMB 838,016, which was borrowed to support the Company’s working capital. The borrowing was interest free and payable on demand, and (ii) RMB 1,990,804 representing advances made by Shanghai to Xinhui on behalf of the Company to settle the subscription fees obligations owed to an investor.

[3]	As of June 30, 2024 and 2025, the balance due to Mr. Botao Ma represented the operating expenses paid by Mr. Botao Ma on behalf of the Company. The expenses were interest free and payable on demand.